UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10481

Cohen & Steers Quality Income Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

Schedule of Investments

September 30, 2006 (Unaudited)

		Number
		of Shares	Value

COMMON STOCK	115.3%
CLOSED-END INVESTMENT COMPANY	0.7%
ProLogis European Properties (Netherlands)		366,300	$6,827,959
DIVERSIFIED	14.8%
Colonial Properties Trust		692,300	33,098,863
Entertainment Properties Trust		228,600	11,274,552
iStar Financial		511,100	21,312,870
Lexington Corporate Properties Trust		149,800	3,172,764
Spirit Finance Corp.		1,030,300	11,961,783
Vornado Realty Trust		602,943	65,720,787
			146,541,619
HEALTH CARE	20.4%
Health Care Property Investors		1,113,500	34,574,175
Health Care REIT		969,625	38,794,696
Healthcare Realty Trust		354,800	13,627,868
Medical Properties Trust		202,800	2,715,492
Nationwide Health Properties		1,140,800	30,504,992
Senior Housing Properties Trust		639,600	13,649,064
Ventas		1,766,500	68,080,910
			201,947,197
HOTEL	5.6%
Ashford Hospitality Trust		738,300	8,807,919
DiamondRock Hospitality Co.		746,900	12,406,009
Hospitality Properties Trust		457,900	21,612,880
Strategic Hotels & Resorts		657,800	13,077,064
			55,903,872
INDUSTRIAL	2.2%
First Industrial Realty Trust		431,500	18,986,000
ING Industrial Fund (Australia)		1,444,910	2,541,463
			21,527,463
MORTGAGE	4.2%
Gramercy Capital Corp.		785,000	19,789,850
Newcastle Investment Corp.		817,828	22,416,665
			42,206,515

		Number
		of Shares	Value

OFFICE	25.4%
American Financial Realty Trust		563,900	$6,293,124
Brandywine Realty Trust		1,721,522	56,035,541
Equity Office Properties Trust		1,685,300	67,007,528
Highwoods Properties		415,300	15,453,313
HRPT Properties Trust		924,600	11,048,970
Mack-Cali Realty Corp.		1,073,800	55,622,840
Maguire Properties		604,800	24,639,552
Parkway Properties		131,400	6,108,786
Reckson Associates Realty Corp.		223,300	9,557,240
			251,766,894
OFFICE/INDUSTRIAL	7.4%
Duke Realty Corp.		596,700	22,286,745
Liberty Property Trust		1,065,200	50,905,908
			73,192,653
RESIDENTIAL—APARTMENT	20.7%
American Campus Communities		404,189	10,310,861
Apartment Investment & Management Co.		229,900	12,508,859
Archstone-Smith Trust		660,272	35,945,208
AvalonBay Communities		280,600	33,784,240
Camden Property Trust		366,600	27,865,266
Education Realty Trust		496,800	7,332,768
GMH Communities Trust		583,800	7,367,556
Home Properties		568,497	32,495,289
Mid-America Apartment Communities		267,700	16,388,594
United Dominion Realty Trust		708,000	21,381,600
			205,380,241
SELF STORAGE	2.8%
Extra Space Storage		426,100	7,375,791
Sovran Self Storage		184,700	10,260,085
U-Store-It Trust		498,100	10,689,226
			28,325,102

		Number
		of Shares	Value

SHOPPING CENTER	11.1%
COMMUNITY CENTER	2.7%
Cedar Shopping Centers		684,300	$11,065,131
Inland Real Estate Corp.		324,100	5,678,232
Urstadt Biddle Properties—Class A		544,000	9,884,480
			26,627,843
REGIONAL MALL	8.4%
Glimcher Realty Trust		723,700	17,933,286
Macerich Co.		781,757	59,694,965
Pennsylvania REIT		134,727	5,735,328
			83,363,579
TOTAL SHOPPING CENTER			109,991,422
TOTAL COMMON STOCK (Identified cost—$719,173,219)			1,143,610,937
PREFERRED STOCK	26.8%
DIVERSIFIED	5.9%
Colonial Properties Trust, 8.125%, Series D		64,900	1,686,751
Colonial Properties Trust, 7.62%, Series E		80,900	2,050,815
Crescent Real Estate Equities Co., 6.75%, Series A (Convertible)(a)		1,671,000	36,628,320
Digital Realty Trust, 8.50%, Series A		122,000	3,165,900
Duke Realty Corp., 6.625%, Series J		23,400	578,682
Duke Realty Corp., 7.25%, Series N		130,000	3,360,500
Entertainment Properties Trust, 9.50%, Series A		50,000	1,280,000
Entertainment Properties Trust, 7.75%, Series B		128,000	3,189,760
iStar Financial, 7.80%, Series F		167,081	4,273,932
iStar Financial, 7.65%, Series G		90,400	2,284,860
			58,499,520
HEALTH CARE	0.3%
Health Care REIT, 7.625%, Series F		68,900	1,771,419
Omega Healthcare Investors, 8.375%, Series D		40,000	1,047,200
			2,818,619

		Number
		of Shares	Value

HOTEL	4.6%
Highland Hospitality Corp., 7.875%, Series A		75,000	$1,867,500
Innkeepers USA Trust, 8.00%, Series C		91,300	2,311,716
LaSalle Hotel Properties, 10.25%, Series A		1,000,000	25,620,000
Strategic Hotels & Resorts, 8.50%, Series A		10,000	253,750
Strategic Hotels & Resorts, 8.50%, Series A, 144A (b)		112,200	2,847,075
Strategic Hotels & Resorts, 8.25%, Series B		45,000	1,172,250
Strategic Hotels & Resorts, 8.25%, Series C		245,000	6,284,250
Sunstone Hotel Investors, 8.00%, Series A		216,000	5,486,400
			45,842,941
INDUSTRIAL-FOREIGN	0.3%
First Industrial Realty Trust, 7.25%, Series J		100,000	2,515,000
MORTGAGE	0.2%
Newcastle Investment Corp., 9.75%, Series B		56,000	1,462,720
OFFICE	3.3%
Brandywine Realty Trust, 7.375%, Series D		38,300	962,670
Corporate Office Properties Trust, 7.625%, Series J		197,600	5,137,600
Cousins Properties, 7.50%, Series B		200,000	5,084,000
Highwoods Properties, 8.625%, Series A		13,195	13,458,900
HRPT Properties Trust, 8.75%, Series B		155,000	4,014,500
Kilroy Realty Corp., 7.50%, Series F		55,500	1,407,480
Maguire Properties, 7.625%, Series A		124,600	3,072,636
			33,137,786
OFFICE/INDUSTRIAL	0.4%
PS Business Parks, 7.00%, Series H		60,000	1,500,000
PS Business Parks, 7.60%, Series L		5,400	138,483
PS Business Parks, 7.20%, Series M		100,000	2,540,000
			4,178,483
RESIDENTIAL	1.2%
APARTMENT	1.1%
Apartment Investment & Management Co., 7.75%, Series U		71,400	1,811,418
Associated Estates Realty Corp., 8.70%, Series B		55,800	1,458,054
Home Properties, 9.00%, Series F		196,000	5,004,860
Mid-America Apartment Communities, 8.30%, Series H		138,100	3,522,931
			11,797,263

		Number
		of Shares	Value

MANUFACTURED HOME	0.1%
American Land Lease, 7.75%, Series A		22,000	$550,000
TOTAL RESIDENTIAL			12,347,263
SELF STORAGE	1.7%
Public Storage, 7.25%, Series I		281,200	7,288,704
Public Storage, 7.25%, Series K		368,600	9,495,136
			16,783,840
SHOPPING CENTER	8.9%
COMMUNITY CENTER	4.4%
Cedar Shopping Centers, 8.875%, Series A		61,000	1,621,990
Developers Diversified Realty Corp., 8.60%, Series F		1,039,400	26,431,942
Federal Realty Investment Trust, 8.50%, Series B		276,300	7,031,835
National Retail Properties, 9.00%, Series A		25,000	640,000
Regency Centers Corp., 7.45%, Series C		51,000	1,309,680
Urstadt Biddle Properties, 8.50%, Series C		24,000	2,580,000
Urstadt Biddle Properties, 7.50%, Series D		150,500	3,767,015
			43,382,462
REGIONAL MALL	4.5%
CBL & Associates Properties, 8.75%, Series B		430,000	22,168,650
CBL & Associates Properties, 7.375%, Series D		297,000	7,484,400
Glimcher Realty Trust, 8.75%, Series F		35,000	887,600
Glimcher Realty Trust, 8.125%, Series G		40,000	1,003,600
Mills Corp., 9.00%, Series B		33,600	719,040
Mills Corp., 9.00%, Series C		99,000	2,088,900
Mills Corp., 8.75%, Series E		69,400	1,439,356
Mills Corp., 7.875%, Series G		257,100	4,990,311
Pennsylvania REIT, 11.00%, Series A		40,000	2,208,000
Simon Property Group, 8.75%, Series F		20,000	500,000
Simon Property Group, 8.375%, Series J		14,000	870,100
			44,359,957
TOTAL SHOPPING CENTER			87,742,419
TOTAL PREFERRED STOCK (Identified cost—$255,701,659)			265,328,591

		Principal
		Amount	Value

CORPORATE BONDS	0.5%
HEALTH CARE	0.2%
Ventas Realty LP/Capital Corp., 6.75%, due 4/1/17		$2,000,000	$2,022,500
INDUSTRIAL	0.3%
ING Industrial Fund CLS, 7.00%, due 4/2/07(c)		AUD 4,187,260	3,247,297
TOTAL CORPORATE BONDS (Identified cost—$5,214,230)			5,269,797
COMMERCIAL PAPER	0.7%
San Paolo U.S. Finance Co., 4.15%, due 10/2/06 (Identified cost—$6,898,205)		$6,899,000	6,898,205
TOTAL INVESTMENTS (Identified cost—$986,987,313)	143.3%		1,421,107,530

OTHER ASSETS IN EXCESS OF LIABILITIES	0.5%		4,906,044

LIQUIDATION VALUE OF PREFERRED SHARES	(43.8)%		(434,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $25.53 per share based on 38,856,074 shares of common stock outstanding)	100.0%		$992,013,574

Glossary of Portfolio Abbreviation

AUD	Australia Dollar
CLS	Convertible Loan Securities
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.
(a)	410,000 shares segregated as collateral for interest rate swap transactions.
(b)	Resale is restricted to qualified institutional investors; equals 0.3% of net assets applicable to common shares.
(c)	Fair valued security. Aggregate holdings equal 0.3% of net assets applicable to common shares.

Item 2. Controls and Procedures

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)           During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ Jay J. Chen
	Name: Adam M. Derechin			Name: Jay J. Chen
	Title:	President and principal executive officer		Title:	Treasurer and principal financial officer

Date: November 28, 2006